Materials and Services Expenses - Summary of Materials and Services Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Material income and expense [abstract]
Independent contractors	$ 2,902,226	$ 2,805,924
Vehicle operation expenses	1,268,909	999,922
Total materials and services expenses	$ 4,171,135	$ 3,805,846